Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions	Related Party Transactions
7(1)    Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Note. CyberLink owns more than 36% of the Company’s issued and outstanding ordinary shares.
7(2)    Significant related party transactions
A.Revenue

		Years ended December 31,
	Description	2023	2024	2025
CyberLink	Revenue-others (service revenue)	$32	$37	$30
Sales of services are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are same as those offered to third parties.
B.Other payables

	December 31, 2024	December 31, 2025
CyberLink	$22	$46
CyberLink-Japan	24	26
	$46	$72
Other payables are mainly expenses from professional service, rental and payments on behalf of others.
C.Operating expenses

		Years ended December 31,
	Description	2023	2024	2025
CyberLink	Management service fee	$48	$41	$45
CyberLink provides support and assistance in legal services, network infrastructure and equipment maintenance services, marketing activity support and employee training programs. The service fees are calculated based on the agreed-upon hourly rate. The conditions and payment terms are same as those offered to third parties.
D.Lease transactions — lessee/rent expense
(a)The Group leases offices from CyberLink, ClinJeff and CyberLink-Japan. Rental contracts are typically made for periods of 1~2 years. Rent was paid to CyberLink and ClinJeff on a monthly basis and to CyberLink-Japan on a quarterly basis.
(b)Rent expense

	Years ended December 31,
	2023	2024	2025
CyberLink-Japan	$84	$78	$78
(c)Acquisition of right-of-use assets:

	Years ended December 31,
	2023	2024	2025
CyberLink	$477	$—	$487
ClinJeff	—	82	—
	$477	$82	$487
(d)Lease liabilities
i.Outstanding balance:

	December 31, 2024	December 31, 2025
Total lease liabilities	$202	$407
Less: Current portion (shown as ‘current lease liabilities’)	(189)	(260)
	$13	$147
ii.Interest expense

	Years ended December 31,
	2023	2024	2025
CyberLink	$6	$6	$7
ClinJeff	—	1	1
	$6	$7	$8
7(3)    Key management compensation

	Years ended December 31,
	2023	2024	2025
Salaries and other short-term employee benefits	$2,484	$2,668	$2,825
Share-based payment	552	467	249
Post-employment benefits	10	10	10
	$3,046	$3,145	$3,084
The unpaid portion of the aforementioned information were $115 and $115 for December 31, 2024 and 2025.